Significant Contingencies and Unrecognized Contract Commitments - Future Minimum Lease Payments under Renewable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	$ 4,737,938
Not later than one year [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	362,929
Later than one year and not later than two years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	352,100
Later than two years and not later than three years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	327,725
Later than three years and not later than four years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	314,224
Later than four years and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	317,854
Later than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Future minimum lease payments	$ 3,063,106